Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Parenthetical) (Detail)	Oct. 31, 2018	Oct. 31, 2017
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of loans past due but not impaired guaranteed	66.00%	67.00%